Acquisitions, Disposals and Reorganization (Details) - CNY (¥)		1 Months Ended				12 Months Ended
	Oct. 10, 2019	Nov. 30, 2019	Nov. 30, 2017	Oct. 31, 2017	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2017	Sep. 30, 2019	Jul. 31, 2019	Dec. 31, 2018	Oct. 31, 2018
Acquisitions, Disposals and Reorganization (Details) [Line Items]
Gain(Loss) on disposal of subsidiaries							¥ 904,000
Other receivable related to cash consideration										¥ 19,463,000
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents
Fair value of convertible debt							22,000,000			22,000,000
Trend and expected revenue and margin										¥ 4,500,000,000
Fair value of convertible debt								¥ 17,759,000
Initial cost of equity investments						10,929,000
Other receivables						¥ 6,830,000
Guangdong Fanhua Fangzhong Investment Management Co., Ltd. [Member] | Disposal Group, Not Discontinued Operations [Member]
Acquisitions, Disposals and Reorganization (Details) [Line Items]
Disposals of subsidiaries total consideration									¥ 61,372,000
Hubei Fanhua Insurance Agency Co., Ltd. [Member] | Disposal Group, Not Discontinued Operations [Member]
Acquisitions, Disposals and Reorganization (Details) [Line Items]
Disposals of subsidiaries total consideration		¥ 300,000
Gain(Loss) on disposal of subsidiaries		¥ 58,000
InsCom service Limited, InsCom Holding Limited [Member] | Disposal Group, Not Discontinued Operations [Member]
Acquisitions, Disposals and Reorganization (Details) [Line Items]
Disposals of subsidiaries total consideration											¥ 11,214,000
Beijing Ruisike Management Consulting Co., Ltd [Member] | Disposal Group, Not Discontinued Operations [Member]
Acquisitions, Disposals and Reorganization (Details) [Line Items]
Disposals of subsidiaries total consideration					¥ 20,867,000
Gain(Loss) on disposal of subsidiaries					¥ 2,029,000
Fanhua Times Sales and Service Co Limited [Member]
Acquisitions, Disposals and Reorganization (Details) [Line Items]
Value of a convertible loan receivable				¥ 108,000,000
Fair value				22,000,000
Fair value of convertible debt							¥ 22,000
Convertible loan receivable, Description	the Group exercised the conversion option to partially convert RMB80,000, a portion of original RMB130,000 convertible loan receivable, into 28,684,255 ordinary shares of Cheche Cayman, representing 3.3% equity interest. As stipulated in the original agreement, the unconverted balance of RMB50,000 remains outstanding with the original maturity date of October 31, 2020 and interest rate of 10% per annum, and is no longer convertible.
Fanhua Times Sales and Service Co Limited [Member] | Disposal Group, Not Discontinued Operations [Member]
Acquisitions, Disposals and Reorganization (Details) [Line Items]
Disposals of subsidiaries total consideration				225,398,000
Gain(Loss) on disposal of subsidiaries				884,000
Equity adjustment, cash consideration				95,398,000
Value of a convertible loan receivable				¥ 130,000,000
Diluted ownership percentage				10.00%
Additional interest of subsidiaries				¥ 367,000
Total consideration receivable				116,514,000
Disposal Group, Including Discontinued Operation, Goodwill				¥ 12,208,000
Fanhua Bocheng Brokerage Limited [Member] | Disposal Group, Not Discontinued Operations [Member]
Acquisitions, Disposals and Reorganization (Details) [Line Items]
Disposals of subsidiaries total consideration			¥ 46,582,000
Gain(Loss) on disposal of subsidiaries			904,000
Total consideration receivable			¥ 103,446,000